Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Amounts included in Accumulated other comprehensive income, before tax

The following amounts are included in Accumulated other comprehensive income (loss) in the Consolidated Balance Sheet before affecting such amounts for income taxes:

December 31,	2015	2014
(Dollars in thousands)
Net prior service costs	$6,846	$17,246
Net actuarial loss	(7,280)	(8,436)
	$(434)	$8,810

Funded status of post-retirement benefit plans

The following table reconciles the beginning and ending balances of the benefit obligation and the fair value of plan assets for the other post-retirement benefit plan.

December 31,	2015	2014
(Dollars in thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$34,645	$46,142
Service cost	549	1,018
Interest cost	1,540	2,255
Plan amendments	7,412	(2,057)
Actuarial (gain) loss	(3,723)	(10,897)
Prescription drug subsidy	227	264
Employee contribution	2,222	2,216
Benefits paid	(4,101)	(4,296)
Benefit obligation at end of year	38,771	34,645
Change in plan assets
Fair value of plan assets at beginning of year	51,324	49,743
Actual return (loss) on plan assets	395	3,495
Employee contribution	2,222	2,216
Employer contribution	168	166
Benefits paid	(4,101)	(4,296)
Fair value of plan assets at end of year	50,008	51,324
Funded status	$11,237	$16,679

Fair value of plan assets

The following table sets forth by level within the fair value hierarchy the plans’ assets at fair value, as of December 31, 2015 and 2014.  A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  A financial instrument’s level within the fair value hierarchy is not representative of its expected performance or its overall risk profile, and therefore Level 3 assets are not necessarily higher risk than Level 2 assets or Level 1 assets.  There were no Level 3 assets for any years presented.

Mutual funds are valued based on the closing price reported on the active market on which the individual securities are traded.  The bank common trust is entirely comprised of the BlackRock Intermediate Government/Credit Bond Index Fund F (“BlackRock Bond Fund”) and is valued using the market approach which values the underlying investments in the fund using observable inputs for similar assets.

December 31, 2015	Level 1	Level 2	Total
(Dollars in thousands)
Mutual funds
International equity[1]	$11,912	$–	$11,912
Money market[2]	3,139	–	3,139
US large cap[3]	22,327	–	22,327
Bank common trust
Bond[4]	–	12,630	12,630
Total plan assets at fair value	$37,378	$12,630	$50,008

December 31, 2014	Level 1	Level 2	Total
(Dollars in thousands)
Mutual funds
Bond[5]	$12,842	$–	$12,842
International equity[1]	12,003	–	12,003
Money market[2]	2,053	–	2,053
US large cap[3]	20,191	–	20,191
US small cap[6]	4,234	–	4,234
Other	–	1	1
Total plan assets at fair value	$51,323	$1	$51,324

[1]

International equity - This type of fund seeks to provide long-term capital appreciation by investing in the stocks of companies located outside the United States that are considered to have the potential for above-average capital appreciation.

[2]

Money market - This type of fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in a diversified portfolio of high-quality, dollar-denominated short-term debt securities.

[3]

US large cap - This type of fund seeks to track the performance of several benchmark indices that measure the investment return of large-capitalization stocks.  The funds attempt to replicate the indices by investing substantially all of their assets in the stocks that make up the various indices in approximately the same proportion as the weighting in the indices.

[4]	Bond (bank common trust) – This type of fund seeks to achieve maximum total return by investing in Bond Index Funds and other short-term investments.

[5]

Bond (mutual funds) - This type of fund seeks to achieve a maximum total return, consistent with preservation of capital and prudent investment management by investing in a wide spectrum of fixed income instruments including bonds, debt securities and other similar instruments issued by government and private-sector entities.

[6]

US small cap - This type of fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks.  The fund attempts to replicate the index by investing substantially all of its assets in the stocks that make up the index in approximately the same proportion as the weighting in the index.

Plan asset investment allocation

The following table summarizes how plan assets are invested.

		Allocation of Plan Assets
		at December 31,
Investment	Target Asset
Category	Allocation	2015	2014
U.S. equities	45%	44.7%	47.6%
International equities	25%	23.8%	23.4%
Debt securities	30%	31.5%	29.0%

Net periodic benefit cost

Net periodic benefit cost recorded in the Consolidated Statement of Operations includes the following components:

Year Ended December 31,	2015	2014	2013
(Dollars in thousands)
Service cost	$549	$1,018	$1,348
Interest cost	1,540	2,255	2,137
Expected return on plan assets	(3,252)	(3,402)	(3,065)
Amortization of prior service costs[1]	(2,988)	(3,644)	(3,605)
Amortization of actuarial losses[2]	290	1,287	2,452
Net post-retirement cost (benefit)	$(3,861)	$(2,486)	$(733)

[1]	Based on straight-line amortization over the average time remaining before active employees become fully eligible for plan benefits.

[2]	Based on straight-line amortization over the average time remaining before active employees retire.

Assumptions used to calculate net periodic benefit cost

The following assumptions were used to determine benefit obligations and net periodic benefit cost:

December 31,	2015	2014
Benefit obligations
Discount rate	4.40%	4.20%

Net periodic benefit cost
Discount rate	4.20%	5.00%
Expected return on plan assets	6.50%	7.00%

Change in health care cost trend rate

A 1% increase or decrease in assumed health care cost trend rates would have the following effects as of and for the year ended December 31, 2015:

	One Percent
	Increase	Decrease
(Dollars in thousands)
Effect on total service and interest cost components	$14	$(13)
Effect on post-retirement benefit obligation	$230	$(202)

Estimated future post-retirement benefit payments

The following estimated future benefit payments, which reflect expected future service, are expected to be paid:

Year	Estimated Future Post-Retirement Benefit Payments
(Dollars in thousands)
2016	$1,823
2017	1,969
2018	2,061
2019	2,163
2020	2,257
2021-2025	12,229